Equity - Components of Equity (Details) - SEK (kr) kr / shares in Units, kr in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[1],[2]	Dec. 31, 2015
Equity
Share capital	kr 3,990		kr 3,990
Reserves
Hedge reserve	6		25
Fair value reserve			9
Own credit risk	(117)
Defined benefit plans	(42)		(4)
Retained earnings	14,402		13,554
Total equity	kr 18,239	[1],[2]	kr 17,574	[1],[2]	kr 17,136		kr 16,828
Total number of shares	3,990,000
Quota value	kr 1,000

[1]	See Note 23.
[2]	The entire equity is attributable to the shareholder of the Parent Company.